Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning Balance	$ 1,427	$ 1,633
Ending Balance	1,984	1,427	$ 1,633
Cost [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning Balance	14,401	13,905	17,172
Additions	1,311	496	58
Disposals	(1)		(3,315)
Reclassifications			(10)
Ending Balance	15,711	14,401	13,905
Accumulated amortization [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning Balance	12,974	12,272	11,747
Amortization	753	702	1,176
Disposals			(609)
Reclassifications			(42)
Ending Balance	$ 13,727	$ 12,974	$ 12,272